Details of Certain Account Balances	12 Months Ended
Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Details of Certain Account Balances

Note 4 – Details of Certain Account Balances

Prepaid expenses consist of the following at December 31, 2020 and 2019:

(in thousands)	2020	2019
Prepaid tradeshows	$619	$1,081
Prepaid insurance	11	285
Prepaid inventory	1,086	386
Other prepaid expenses	1,504	1,957

Total prepaid expenses	$3,220	$3,709

Other accrued expenses consisted of the following at December 31, 2020 and 2019:

(in thousands)	2020	2019
Sales tax payable	$1,539	$1,336
Deferred rent and leases payable	461	422
Other	458	1,188

Total other accrued expenses	$2,458	$2,946